Supplemental Cash Flows (Details) - Schedule of non cash investing activities & cash flow information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Supplemental disclosure of non-cash investing activities & cash flow information
Assumption of merger warrants liability	$ 15,123
Contingent consideration forgiven upon disposition of business		1,413
Right-of-use assets obtained in exchange for operating lease liabilities	1,573	572
Forgiveness of loans	1,306	142
Cash paid during the year for interest	7,864	10,289
Cash paid during the year for income tax	2,025	2,532
Fees due to creditor	6,900
Convertible notes exchanged for Class A common stock	$ 4,700